SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			6 Months Ended		12 Months Ended
	May 01, 2019	Apr. 30, 2019	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2017 USD ($)
Product Information [Line Items]
Allowance for accounts receivable			$ 398,099		$ 407,480		$ 400,262
Advance to suppliers			263,530		269,740
Additional lease liability			79,628		119,434
Impairments for goodwill			0	$ 0
Advances from customers			1,093,706		1,004,832
Value added tax description	the Company is no longer qualified as a small-scale enterprise. The Company’s grains, oil, and spices products are subject to 9% VAT and the other products are subject to 13% VAT. All the Company’s products are subject to tax surcharges at 12% of the VAT payable.	the Company’s product sales revenues were subject to VAT at a reduced rate of 3% and subject to surcharges at a reduced surcharge rate of 6% of the VAT payable since the company is qualified as a small-scale enterprise.
Cash insured amount			68,802			¥ 500,000
Cash			$ 3,094,088		$ 16,062,047
Supplier Concentration Risk [Member] | Purchases Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk, percentage			20.30%	33.70%
Supplier Concentration Risk [Member] | Purchases Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk, percentage			16.80%	29.20%
Supplier Concentration Risk [Member] | Purchases Risk [Member] | Supplier Three [Member]
Product Information [Line Items]
Concentration risk, percentage			14.60%	13.10%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | No Major Supplier [Member]
Product Information [Line Items]
Concentration risk, percentage			10.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Major Supplier [Member]
Product Information [Line Items]
Concentration risk, percentage					38.20%
PRC Bank [Member]
Product Information [Line Items]
Cash			$ 3,094,071		$ 16,062,047
Accounting Standards Update 2016-02 [Member]
Product Information [Line Items]
Additional lease liability								$ 22,192